Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2013		As of December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat Luxembourg:
6.75% Senior Notes due June 2018	$500,000	$530,000	$500,000	$509,400
7.75% Senior Notes due June 2021	2,000,000	2,145,000	2,000,000	2,005,000
8.125% Senior Notes due June 2023	1,000,000	1,071,300	1,000,000	1,015,000

Total Intelsat Luxembourg obligations	3,500,000	3,746,300	3,500,000	3,529,400

Intelsat Jackson:
8.5% Senior Notes due November 2019	500,000	545,650	—	—
Unamortized discount on 8.5% Senior Notes	(2,864)	—	—	—
7.25% Senior Notes due October 2020	2,200,000	2,409,000	2,200,000	2,318,360
Unamortized premium on 7.25% Senior Notes	17,799	—	15,699	—
7.25% Senior Notes due April 2019	1,500,000	1,612,500	1,500,000	1,563,750
7.5% Senior Notes due April 2021	1,150,000	1,267,875	1,150,000	1,227,625
6.625% Senior Notes due December 2022	1,275,000	1,310,063	1,275,000	1,313,250
Unamortized premium on 6.625% Senior Notes	37,918	—	34,669	—
5.5% Senior Notes due August 2023	2,000,000	1,890,000	2,000,000	1,980,000
Senior Secured Credit Facilities due June 2019	3,095,000	3,103,666	3,095,000	3,075,811
Unamortized discount on Senior Credit Facilities	(9,857)	—	(8,226)	—
Jackson Revolver	—	—	49,000	49,000

Total Intelsat Jackson obligations	11,762,996	12,138,754	11,311,142	11,527,796

Horizons Holdings:
Loan Payable to JSAT	24,418	24,418	—	—

Total Horizons Holdings obligation	24,418	24,418	—	—

Total Intelsat S.A. long-term debt	15,287,414	$15,909,472	14,811,142	$15,057,196

Less:
Current portion of long-term debt	24,418		49,000

Total long-term debt, excluding current portion	$15,262,996		$14,762,142

Schedule of Principal Repayments of Long-Term Debt

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2014 are as follows (in thousands):

Year	Amount
2015	$49,000
2016	—
2017	—
2018	500,000
2019	4,595,000
2020 and thereafter	9,625,000

Total principal repayments	14,769,000
Unamortized discounts and premium	42,142

Total Intelsat S.A. long-term debt	$14,811,142